Convertible Notes Payable (Details Narrative) - USD ($)																												1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 03, 2026	Jul. 31, 2026	Jul. 20, 2026	Jul. 10, 2026	Jun. 11, 2026	Mar. 26, 2026	Mar. 03, 2026	Jan. 01, 2026	Oct. 10, 2025	May 19, 2025	Mar. 31, 2025	Mar. 28, 2025	Mar. 21, 2025	Mar. 13, 2025	Mar. 06, 2025	Feb. 12, 2025	Jan. 25, 2025	Jan. 24, 2025	Dec. 09, 2024	Nov. 25, 2024	Oct. 31, 2024	Oct. 11, 2024	Oct. 09, 2024	Aug. 06, 2024	Sep. 22, 2023	Sep. 07, 2023	Aug. 02, 2022	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2025	Jan. 31, 2025	Mar. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 29, 2026	Sep. 29, 2025	Aug. 12, 2025	Jun. 26, 2025	Jun. 17, 2025	Jun. 02, 2025	Apr. 16, 2025	Apr. 11, 2025	Nov. 30, 2024	Apr. 20, 2024	Mar. 20, 2024	Oct. 22, 2023
Debt principal amount																																																$ 5,700,000
Stock Issued During Period, Value, New Issues																																							$ 1,568,000
Settlement of debt																																					$ 650,000	$ 661,000
Gain on debt extinguishment																																				(1,073,000)	278,000
Convertible promissory notes payable																																							800,000
Share Price																																										$ 3,480							$ 9,359,532	$ 10,394,480
Interest expense																																							40,000
Amortization expenses																																				621,000	739,000	1,440,000	1,666,000
Interest expense																																	$ (17,000)	$ (57,000)		$ (66,000)	(233,000)	(319,000)	(1,506,000)
Common Stock an exercise price																																																			$ 30,000
Other Income																																							7,000
Interest Expense, Operating and Nonoperating																																						$ 200,000	$ 32,000
Stockholders' Equity, Reverse Stock Split			1-for-10 reverse stock split			1-for-25			1-for-8	1-for-15								1-for-100
Common stock shares outstanding																																	631,080			631,080		9,214	46
Minimum [Member]
Interest rate		19.00%
Maximum [Member]
Interest rate		24.00%
Subsequent Event [Member]
Debt principal amount	$ 200,000	$ 378,000					$ 600,000
Interest rate							10.00%
Stock Issued During Period, Shares, New Issues								113,740
Stockholders' Equity, Reverse Stock Split			1-for-10
Alliance Global Partners [Member]
Accured interest																																					400,000	$ 400,000
Proceeds from Fees Received																									$ 6,500,000		$ 6,500,000
Common Stock an exercise price																									$ 33,000,000		$ 33,300,000
Payments for Other Fees													$ 5,700,000
[custom:DeferredCommissionPayableAnnualInterestRate-0]													5.50%
Accrued Liabilities																																							$ 400,000
Other Income																																					400,000	400,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											1
Convertible Promissory Note [Member]
Interest expense																																							100,000
2023 Convertible Note [Member]
Settlement of debt														$ 700,000	$ 700,000
Convertible Promissory Note Payable [Member]
Gain on debt extinguishment																																						100,000
First Amendment [Member] | Nirland Limited [Member]
Gain on debt extinguishment																					$ 2,200,000
Convertible notes payable																					3,600,000
Carrying value																					1,300,000
Par value																					2,700,000
Convertible debt																					$ 800,000
Convertible Promissory Notes [Member]
Notes Payable, Fair Value Disclosure																																							$ 2,800,000
Alliance Gobal Partners Convertible Note [Member]
Debt principal amount																				$ 5,700,000													$ 0			$ 0		2,500,000
Interest rate																				9.99%																			6.54%
Gain on debt extinguishment																				$ 2,400,000																			$ 2,400,000
Interest expense																																	8,000	100,000		33,000		200,000	32,000
Gain loss on change in fair value																																	$ 28,000	$ 100,000		100,000	$ 100,000	$ 600,000
Gain on change in fair value																																							500,000
Interest expense																																							32,000
Debt conversion, converted instrument, amount																																			$ 400,000	$ 2,500,000
Conversion of shares																																				129,911
Notes Payable, Fair Value Disclosure																																								$ 1,100,000	$ 3,400,000		$ 200,000	$ 200,000	$ 100,000	$ 800,000	$ 500,000
Conversion percentage																				5.50%
Shares Issued, Price Per Share																				$ 1.00
Debt Instrument, Convertible, Conversion Price																				$ 1.00
Stockholders' Equity, Reverse Stock Split																	The Company notes that the reverse split provision in the preceding sentence was tripped, effective January 25, 2025, following the 1-for-100 reverse stock split that occurred on that date.
Fair value of convertible note																				$ 3,400,000
Deferred commission payable																				5,700,000
Fair value of convertible note																				$ 3,400,000
Gain on change in fair value of convertible note																																							500,000
Common stock shares outstanding																																						1,871		113,740			50	45	20	36	14
Convertible Note Binomial Lattice Model [Member]
Convertible note																																						$ 700,000
Ascent Note [Member]
Repayments of debt																																				$ 500,000
Senior Secured Promissory Note With JJ Astor [Member]
Debt conversion, converted instrument, amount					$ 2,000,000.0
Common Stock an exercise price					$ 7.20
Proceeds from convertible note					$ 1,500,000
Common stock purchase warrants					91,250
Senior Secured Promissory Note With JJ Astor [Member] | Twenty Four Equal Weekly Installments [Member]
Note payable to periodic payment				$ 82,125
Second Amendment To JJ Astor Convertible Note [Member] | Subsequent Event [Member]
Debt principal amount		2,400,000
Proceeds from convertible note		115,000
Second Amendment To JJ Astor Convertible Note [Member] | July 17, 2026 [Member] | Subsequent Event [Member]
Note payable to periodic payment		82,000
Second Amendment To JJ Astor Convertible Note [Member] | July Twenty Four Two Thousand Twenty Six [Member] | Subsequent Event [Member]
Note payable to periodic payment		82,000
Second Amendment To JJ Astor Convertible Note [Member] | July 31, 2026 [Member] | Subsequent Event [Member]
Note payable to periodic payment		82,000
Second Amendment To JJ Astor Convertible Note [Member] | Three Scheduled Weekly Installment Payments [Member] | Subsequent Event [Member]
Note payable to periodic payment		246,000
Second Amendment To JJ Astor Convertible Note [Member] | Twenty Three Weekly Installment Payments [Member] | Subsequent Event [Member]
Note payable to periodic payment		$ 104,000
Third Amendment To JJ Astor Convertible Note [Member]
Common Stock an exercise price	$ 7.20
Common stock purchase warrants	37,500
Third Amendment To JJ Astor Convertible Note [Member] | Subsequent Event [Member]
Debt principal amount	$ 2,500,000
Common Stock [Member]
Stock Issued During Period, Value, New Issues																							$ 80,000					$ 100,000
Stock Issued During Period, Shares, New Issues																							1			2													4
Debt conversion, converted instrument, amount																			$ 100,000											$ 1,800,000	$ 1,800,000
Conversion of shares																			1											30	30
Interest Payable, Current																																							$ 2,600,000
Common Stock [Member] | Alliance Global Partners [Member]
Stock Issued During Period, Shares, New Issues																											1
Common Stock [Member] | Convertible Promissory Note [Member]
Stock Issued During Period, Shares, New Issues																						1
Common Stock [Member] | Convertible Promissory Note [Member] | Consulting Agreement [Member]
Stock Issued During Period, Value, New Issues												$ 100,000			100,000
Stock Issued During Period, Shares, New Issues											2
Share Price												$ 26,700
Common Stock [Member] | Convertible Promissory Note Payable [Member]
Convertible promissory notes payable															$ 800,000
Common Stock [Member] | Alliance Gobal Partners Convertible Note [Member]
Conversion of shares																																	127,335		14
Loss on conversion amount																																							200,000
Debt valuation amount																																							3,000,000.0
Convertible Promissory Notes Payable [Member]
Debt principal amount																																$ 800,000
Maturity date																																The Convertible Promissory Note Payable had a maturity date of 18 months from the date of issuance. The note carries interest at a rate of 20% annually, which is payable every six (6) months from the date of the note until the maturity date.
Interest rate																																20.00%
Gain on change in fair value																																							1,500,000
Interest expense																$ 900,000																							400,000
Convertible Promissory Notes Payable [Member] | Nirland Limited [Member]
Interest expense																																							400,000
Gain loss on change in fair value																																							1,500,000
Accured interest																																							200,000
Amortization expenses																																							200,000
Amortization of debt discount																																							1,500,000
Convertible Promissory Notes Payable [Member] | First Amendment [Member] | Nirland Limited [Member]
Gain on debt extinguishment																																							2,200,000
Convertible Promissory Notes Payable [Member] | Second Amendment [Member] | Nirland Limited [Member]
Gain on debt extinguishment																																							$ 900,000
Senior Secured Promissory Note [Member]
Debt principal amount																								$ 2,200,000
Debt Instrument, Unamortized Discount																								1,500,000
Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Debt principal amount																								$ 2,700,000
Stock Issued During Period, Shares, New Issues																								4
Debt Instrument, Unamortized Discount																								$ 500,000
Convertible Promissory Note [Member] | Ascent Note [Member]
Debt principal amount							$ 600,000																						$ 600,000
Maturity date							The Ascent Note had a maturity date of four months from the date of issuance
Interest rate							10.00%
Settlement of debt																													$ 400,000
Interest expense																																	$ 11,000
Conversion percentage							9.99%
Proceeds from convertible note							$ 500,000